Financial Instruments - Summary of Net Gain (Loss) on Derivatives Not Designated as Hedging Instrument (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Unrealized (losses) gains	$ (2)	$ 9
Derivatives Not Designated as Hedges [member]
Disclosure of detailed information about financial instruments [line items]
Realized losses	(1)	(6)
Unrealized (losses) gains	(2)	9
Net gains (losses)	(3)	3
Derivatives Not Designated as Hedges [member] | Foreign Currency, Lead and Zinc Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Realized losses		(6)
Unrealized (losses) gains	(2)
Derivatives Not Designated as Hedges [member] | Other Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Realized losses	$ (1)
Unrealized (losses) gains		$ 9